Exhibit 99.1
Hyundai Auto Receivables Trust 2006-B
Monthly Servicing Report

Collection Period Distribution Date Transaction Month 30/360 Days Actual/360 Days	October/November 2006 12/15/06 1 42 42
I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 30, 2006
Closing Date:	November 7, 2006

	Dollars	Units	WAC	WAM

Original Pool Balance:	$1,000,174,222.94	57,711	8.66%	60.51
	Dollar Amount	% of Pool	Note Rate		Final Payment Date

Class A-1 Notes	$239,000,000.00	23.896%	5.34763%		November 15, 2007
Class A-2 Notes	$225,000,000.00	22.496%	5.25000%		September 15, 2009
Class A-3 Notes	$249,000,000.00	24.896%	5.11000%		April 15, 2011
Class A-4 Notes	$130,000,000.00	12.998%	5.15000%		May 15, 2013
Class B Notes	$43,800,000.00	4.379%	5.19000%		May 15, 2013
Class C Notes	$41,800,000.00	4.179%	5.25000%		May 15, 2013
Class D Notes	$34,000,000.00	3.399%	5.41000%		May 15, 2013

Total Securities	$962,600,000.00	96.243%

Overcollateralization	$9,752,475.75	0.975%
YSOA	$27,821,747.19	2.782%

Total Original Pool Balance	$1,000,174,222.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change

	Balance	Pool Factor	Balance	Pool Factor

Class A-1 Notes	$239,000,000.00	1.0000000	$179,081,458.24	0.7492948	$59,918,541.76
Class A-2 Notes	$225,000,000.00	1.0000000	$225,000,000.00	1.0000000	$—
Class A-3 Notes	$249,000,000.00	1.0000000	$249,000,000.00	1.0000000	$—
Class A-4 Notes	$130,000,000.00	1.0000000	$130,000,000.00	1.0000000	$—
Class B Notes	$43,800,000.00	1.0000000	$43,800,000.00	1.0000000	$—
Class C Notes	$41,800,000.00	1.0000000	$41,800,000.00	1.0000000	$—
Class D Notes	$34,000,000.00	1.0000000	$34,000,000.00	1.0000000	$—

Total Securities	$962,600,000.00	1.0000000	$902,681,458.24	0.9377534	$59,918,541.76

Weighted Avg. Coupon (WAC)	8.66%		8.65%
Weighted Avg. Remaining Maturity (WARM)	60.51		58.64
Pool Receivables Balance	$1,000,174,222.94		$946,660,868.75
Remaining Number of Receivables	57,711		56,167

Adjusted Pool Balance	$972,352,475.75		$919,729,874.93

III. COLLECTIONS

Principal:
Principal Collections					$53,333,826.54
Repurchased Contract Proceeds Related to Principal					$—
Recoveries/Liquidation Proceeds					$—

Total Principal Collections					$53,333,826.54

Interest:
Interest Collections					$14,078,884.72
Late Fees & Other Charges					$138,028.47
Interest on Repurchase Principal					$—

Total Interest Collections					$14,216,913.19

Collection Account Interest					$200,686.38
Reserve Account Interest					$19,399.00
Servicer Advances					$—

Total Collections					$67,770,825.11

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Hyundai Auto Receivables Trust 2006-B
Monthly Servicing Report

Collection Period Distribution Date Transaction Month 30/360 Days Actual/360 Days	October/November 2006 12/15/06 1 42 42

IV. DISTRIBUTIONS

Total Collections			$67,770,825.11
Reserve Account Release			$—
Reserve Account Draw			$—

Total Available for Distribution			$67,770,825.11

	Amount Due	Amount Paid

1. Servicing Fee @1.00%:
Servicing Fee Due	$1,642,977.00	$1,642,977.00	$1,642,977.00

Collection Account Interest			$200,686.38
Late Fees & Other Charges			$138,028.47

Total due to Servicer			$1,981,691.85

2. Class A Noteholders Interest:
Class A-1 Notes	$1,491,097.50	$1,491,097.50
Class A-2 Notes	$1,378,125.00	$1,378,125.00
Class A-3 Notes	$1,484,455.00	$1,484,455.00
Class A-4 Notes	$781,083.33	$781,083.33

Total Class A interest:	$5,134,760.83	$5,134,760.83	$5,134,760.83

3. First Priority Principal Distribution:	$—	$—	$—

4. Class B Noteholders Interest:	$265,209.00	$265,209.00	$265,209.00

5. Second Priority Principal Distribution:	$—	$—	$—

6. Class C Noteholders Interest:	$256,025.00	$256,025.00	$256,025.00

7. Third Priority Principal Distribution:	$8,870,125.07	$8,870,125.07	$8,870,125.07

8. Class D Noteholders Interest:	$214,596.67	$214,596.67	$214,596.67

Available Funds Remaining:			$51,048,416.69

9. Regular Principal Distribution Amount:			$51,048,416.69

	Distributable Amount	Paid Amount

Class A-1 Notes		$59,918,541.76
Class A-2 Notes		$—
Class A-3 Notes		$—
Class A-4 Notes		$—

Class A Notes Total:	$242,153,278.67	$59,918,541.76
Class B Notes Total:	$43,800,000.00	$—
Class C Notes Total:	$41,800,000.00	$—
Class D Notes Total:	$14,879,015.93	$—

Total Noteholders Principal		$59,918,541.76

10. Available Amounts Remaining to reserve account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount			$27,821,747.19
Beginning Period Amount			$27,821,747.19
Current Period Amortization			$890,753.37
Ending Period Required Amount			$26,930,993.82
Ending Period Amount			$26,930,993.82
Next Distribution Date Required Amount			$26,052,557.67

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Hyundai Auto Receivables Trust 2006-B
Monthly Servicing Report

Collection Period Distribution Date Transaction Month 30/360 Days Actual/360 Days	October/November 2006 12/15/06 1 42 42

VI. RESERVE ACCOUNT

Beginning Period Required Amount				$4,861,762.38
Beginning Period Amount				$4,861,762.38
Current Period Release to Collection Account				$—
Current Period Deposit				$—
Current Period Release to Depositor				$—
Ending Period Required Amount (0.5% of APB of cut-off date)				$4,861,762.38
Ending Period Amount				$4,861,762.38

VII. OVERCOLLATERALIZATION

		Beginning	Ending	Target

Overcollateralization Amount		$9,752,475.75	$17,048,416.69	$31,927,432.62
Overcollateralization as a % of Original Pool (unadjusted)		0.98%	1.70%	3.19%
Overcollateralization as a % of Current Pool (unadjusted)		0.98%	1.80%	3.37%

VIII. DELINQUENCY AND NET LOSS ACTIVITY
	Units Percent	Units	Dollars Percent	Dollar Amount

Current	98.39%	55,260	98.35%	$931,074,842.92
30 - 59 Days	1.36%	762	1.39%	$13,112,775.70
60 - 89 Days	0.25%	140	0.25%	$2,396,777.60
90 + Days	0.01%	5	0.01%	$76,472.53

Total		56,167		$946,660,868.75

Delinquent Receivables 60 + days past due	0.26%	145	0.26%	$2,473,250.13
Delinquency Ratio 60+ for 1st Preceding Collection Period	N/A	0	N/A	$—
Delinquency Ratio 60+ for 2nd Preceding Collection Period	N/A	0	N/A	$—
Three-Month Average Delinquency Ratio	0.26%		0.26%

Charge-Offs
Gross Principal of Charge-Off for Current Period				$179,527.65
Recoveries				$—

Net Charge-offs for Current Period				$179,527.65

Beginning Pool Balance for Current Period				$1,000,174,222.94

Net Loss Ratio				0.22%
Net Loss Ratio for 1st Preceding Collection Period				N/A
Net Loss Ratio for 2nd Preceding Collection Period				N/A

Three-Month Average Net Loss Ratio for Current Period				0.22%

Cumulative Net Losses for All Periods				$179,527.65
Cumulative Net Losses as a % of Initial Pool Balance				0.02%

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